Segment Information (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Long lived asset	$ 4,000.0	$ 1,000,000.0
International long lived asset	$ 100	$ 400,000.0